Income Taxes - Reconciliation of statutory federal income tax rate (Details) - Wag Labs, Inc.	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory rate	21.00%	21.00%
State tax	2.20%	5.20%
Valuation allowance	(21.90%)	(26.00%)
Other	(0.10%)	(0.30%)
PPP Loan Forgiveness	10.00%	0.00%
Total	11.20%	(0.10%)